UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance AMT-Free Municipal Income Fund

Eaton Vance Build America Bond Fund

Eaton Vance Atlanta Capital Horizon Growth Fund

Eaton Vance

Build America Bond Fund

December 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Taxable Municipal Securities — 86.9%(1)

Security	Principal Amount (000’s omitted)	Value
Education — 6.9%
University of Michigan, 6.172%, 4/1/30	$530	$599,181
University of North Carolina at Chapel Hill, 3.847%, 12/1/34(2)	1,500	1,588,710
University of Texas, 6.276%, 8/15/41	1,775	2,039,617

		$4,227,508

Electric Utilities — 6.1%
Los Angeles, CA, Department of Water and Power, 6.166%, 7/1/40	$740	$862,670
Northern Illinois Municipal Power Agency, 7.62%, 1/1/30	1,000	1,193,990
San Antonio, TX, Electric & Gas Revenue, 6.168%, 2/1/41	1,440	1,648,800

		$3,705,460

General Obligations — 31.4%
Ann Arbor, MI, 5.40%, 5/1/23	$1,000	$1,116,990
California, 7.70%, 11/1/30	1,000	1,263,500
Commonwealth of Pennsylvania, 5.85%, 7/15/30	1,705	1,963,938
Dallas, TX, Independent School District, (PSF Guaranteed), 6.45%, 2/15/35	2,040	2,458,098
Denton County, TX, 5.968%, 7/15/35	1,020	1,153,702
Denver, CO, 5.65%, 8/1/30	1,250	1,428,138
Florida, State Board of Education, 5.50%, 6/1/27	1,000	1,113,830
Massachusetts, 4.50%, 8/1/31	1,305	1,451,760
New York, NY, 6.646%, 12/1/31	1,250	1,501,050
San Mateo, CA, Union High School District, 6.733%, 9/1/34	900	1,045,575
Santa Monica, CA, Community College District, 6.763%, 8/1/34	1,250	1,471,450
Shelby County, TN, 5.75%, 4/1/34	385	428,478
Southwest Regional Sanitary Sewer & Water Authority, MI, 6.50%, 4/1/40	805	930,081
Texas, (Texas Transportation Commission), 4.631%, 4/1/33	1,645	1,884,890

		$19,211,480

Hospital — 1.4%
King County, WA, Public Hospital District No. 1, 7.90%, 6/15/30	$250	$282,050
King County, WA, Public Hospital District No. 1, 8.00%, 6/15/40	500	556,470

		$838,520

Lease Revenue/Certificates of Participation — 4.0%
North Carolina Turnpike Authority, (Triangle Expressway System), 6.70%, 1/1/39	$1,615	$1,853,099
Oregon Department of Administrative Services, 6.18%, 5/1/35	500	574,595

		$2,427,694

Other Revenue — 6.3%
Battery Park City Authority, NY, 6.375%, 11/1/39	$1,335	$1,519,176
Florida State Board of Education, Lottery Revenue, 6.584%, 7/1/29	440	505,956
New York, NY, Transitional Finance Authority, (Building Aid), 7.128%, 7/15/30	1,500	1,814,220

		$3,839,352

1

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 13.5%
Dallas, TX, Area Rapid Transit, 6.249%, 12/1/34	$1,265	$1,447,021
Iowa, Special Obligation, 6.75%, 6/1/34	1,250	1,459,125
Kansas Department of Transportation, 4.596%, 9/1/35	1,500	1,709,640
Miami-Dade County, FL, Transit Sales Surtax Revenue, 6.71%, 7/1/29	1,105	1,259,490
New York Dormitory Authority, Personal Income Tax Revenue, 5.50%, 3/15/30	1,000	1,200,400
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.882%, 11/1/31	1,035	1,175,398

		$8,251,074

Transportation — 5.9%
New Jersey Transportation Trust Fund Authority, 6.104%, 12/15/28	$1,775	$1,983,580
Port of Seattle, WA, 7.00%, 5/1/36(2)	1,395	1,614,866

		$3,598,446

Water and Sewer — 11.4%
Chesapeake, VA, Water and Sewer Revenue, 6.283%, 7/1/40	$775	$886,430
Hamilton County, OH, Sewer System Revenue, 6.50%, 12/1/34	1,020	1,192,961
Jea, FL, Water and Sewer Revenue, 6.21%, 10/1/33	100	127,773
Knoxville, TN, Wastewater System Revenue, 6.50%, 4/1/43	570	659,462
Metropolitan Water District of Southern California, 6.538%, 7/1/39	1,540	1,770,384
New York, NY, Municipal Water Finance Authority, 6.452%, 6/15/41	1,025	1,194,258
Northeast Ohio Regional Sewer District, 6.038%, 11/15/40	1,000	1,166,220

		$6,997,488

Total Taxable Municipal Securities — 86.9% (identified cost $49,308,436)		$53,097,022

Short-Term Investments — 11.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(3)	$7,106	$7,106,046

Total Short-Term Investments (identified cost $7,106,046)		$7,106,046

Total Investments — 98.5% (identified cost $56,414,482)		$60,203,068

Other Assets, Less Liabilities — 1.5%		$932,416

Net Assets — 100.0%		$61,135,484

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PSF	-	Permanent School Fund

At December 31, 2014, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	17.4%
New York	13.8%
California	10.5%
Others, representing less than 10% individually	45.2%

2

(1)	Build America Bonds. Represent taxable municipal obligations issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(2)	Non-Build America Bond.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended December 31, 2014 was $1,519.

The Fund did not have any open financial instruments at December 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$57,615,498

Gross unrealized appreciation	$2,713,532
Gross unrealized depreciation	(125,962)

Net unrealized appreciation	$2,587,570

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Taxable Municipal Securities	$—	$53,097,022	$—	$53,097,022
Short-Term Investments	—	7,106,046	—	7,106,046
Total Investments	$—	$60,203,068	$—	$60,203,068

The Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. At December 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

Atlanta Capital Horizon Growth Fund

December 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.8%

Security	Shares	Value
Aerospace & Defense — 2.4%
B/E Aerospace, Inc.(1)	10,791	$626,094
KLX, Inc.(1)	5,396	222,564

		$848,658

Banks — 1.8%
First Republic Bank	11,977	$624,241

		$624,241

Beverages — 1.8%
Brown-Forman Corp., Class B	3,912	$343,630
Dr Pepper Snapple Group, Inc.	3,937	282,204

		$625,834

Capital Markets — 6.8%
Affiliated Managers Group, Inc.(1)	6,398	$1,357,912
Raymond James Financial, Inc.	10,656	610,482
T. Rowe Price Group, Inc.	4,883	419,254

		$2,387,648

Chemicals — 5.7%
Airgas, Inc.	9,749	$1,122,890
Ecolab, Inc.	8,426	880,685

		$2,003,575

Commercial Services & Supplies — 4.1%
Stericycle, Inc.(1)	2,081	$272,778
Waste Connections, Inc.	26,772	1,177,700

		$1,450,478

Communications Equipment — 3.9%
F5 Networks, Inc.(1)	5,336	$696,161
Juniper Networks, Inc.	29,471	657,793

		$1,353,954

Diversified Financial Services — 2.9%
Intercontinental Exchange, Inc.	4,581	$1,004,568

		$1,004,568

Electrical Equipment — 2.8%
AMETEK, Inc.	11,101	$584,246
Rockwell Automation, Inc.	3,683	409,549

		$993,795

Electronic Equipment, Instruments & Components — 3.3%
Amphenol Corp., Class A	21,556	$1,159,928

		$1,159,928

Energy Equipment & Services — 3.8%
Cameron International Corp.(1)	7,728	$386,014
Core Laboratories NV	4,601	553,684
Weatherford International PLC(1)	33,122	379,247

		$1,318,945

1

Security	Shares	Value
Food & Staples Retailing — 1.9%
Whole Foods Market, Inc.	12,955	$653,191

		$653,191

Food Products — 4.4%
Hershey Co. (The)	3,513	$365,106
TreeHouse Foods, Inc.(1)	13,917	1,190,321

		$1,555,427

Health Care Providers & Services — 5.3%
Catamaran Corp.(1)	28,359	$1,467,578
Cigna Corp.	3,878	399,085

		$1,866,663

Health Care Technology — 1.8%
Cerner Corp.(1)	9,637	$623,129

		$623,129

Hotels, Restaurants & Leisure — 2.8%
Dunkin’ Brands Group, Inc.	5,687	$242,551
Panera Bread Co., Class A(1)	2,201	384,735
Starwood Hotels & Resorts Worldwide, Inc.	4,336	351,519

		$978,805

Insurance — 3.8%
Aon PLC	2,862	$271,403
Markel Corp.(1)	1,533	1,046,794

		$1,318,197

Life Sciences Tools & Services — 3.0%
Mettler-Toledo International, Inc.(1)	3,539	$1,070,406

		$1,070,406

Machinery — 1.4%
IDEX Corp.	6,304	$490,703

		$490,703

Media — 2.0%
AMC Networks, Inc., Class A(1)	11,296	$720,346

		$720,346

Multiline Retail — 4.6%
Dollar Tree, Inc.(1)	8,181	$575,779
Nordstrom, Inc.	13,054	1,036,357

		$1,612,136

Personal Products — 1.2%
Estee Lauder Cos., Inc. (The), Class A	5,601	$426,796

		$426,796

Pharmaceuticals — 3.9%
Perrigo Co. PLC	8,114	$1,356,336

		$1,356,336

Professional Services — 1.5%
IHS, Inc.(1)	4,756	$541,613

		$541,613

Road & Rail — 4.3%
Genesee & Wyoming, Inc., Class A(1)	5,240	$471,181
J.B. Hunt Transport Services, Inc.	4,985	419,986
Kansas City Southern	4,944	603,316

		$1,494,483

2

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 1.9%
Linear Technology Corp.	14,319	$652,947

		$652,947

Software — 2.7%
Check Point Software Technologies, Ltd.(1)	3,123	$245,374
Red Hat, Inc.(1)	10,145	701,426

		$946,800

Specialty Retail — 4.8%
Ross Stores, Inc.	9,530	$898,298
Tiffany & Co.	7,318	782,001

		$1,680,299

Textiles, Apparel & Luxury Goods — 5.4%
Fossil Group, Inc.(1)	3,213	$355,808
Michael Kors Holdings, Ltd.(1)	7,466	560,696
Ralph Lauren Corp.	5,349	990,421

		$1,906,925

Trading Companies & Distributors — 2.8%
Fastenal Co.	20,915	$994,718

		$994,718

Total Common Stocks (identified cost $26,078,690)		$34,661,544

Short-Term Investments — 1.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$491	$490,855

Total Short-Term Investments (identified cost $490,855)		$490,855

Total Investments — 100.2% (identified cost $26,569,545)		$35,152,399

Other Assets, Less Liabilities — (0.2)%		$(70,950)

Net Assets — 100.0%		$35,081,449

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended December 31, 2014 was $123.

The Fund did not have any open financial instruments at December 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$26,761,553

Gross unrealized appreciation	$8,687,542
Gross unrealized depreciation	(296,696)

Net unrealized appreciation	$8,390,846

3

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$34,661,544	*	$—	$—	$34,661,544
Short-Term Investments	—		490,855	—	490,855
Total Investments	$34,661,544		$490,855	$—	$35,152,399

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. At December 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

AMT-Free Municipal Income Fund

December 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 109.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.6%
Idaho Bond Bank Authority, 5.25%, 9/15/25	$1,160	$1,334,754
Idaho Bond Bank Authority, 5.375%, 9/15/27	1,555	1,786,633
New York Environmental Facilities Corp., 5.00%, 10/15/35(1)	9,900	11,242,638
Rhode Island Clean Water Finance Agency, 5.00%, 10/1/32	1,400	1,655,976

		$16,020,001

Education — 4.5%
Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	$4,110	$4,570,032
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,050	1,260,178
University of California, 5.25%, 5/15/35	3,555	4,270,124
University of Nebraska Facilities Corp., (UNMC Cancer Center), 5.00%, 2/15/23	415	510,699
University of Nebraska Facilities Corp., (UNMC Cancer Center), 5.00%, 2/15/24	1,120	1,385,597
West Virginia University, 5.00%, 10/1/31	3,000	3,498,870

		$15,495,500

Electric Utilities — 9.4%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,605	$1,721,668
Beaver County, PA, Industrial Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.50% to 6/1/20 (Put Date), 12/1/35	3,050	3,151,443
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	3,520	4,172,854
Long Island Power Authority, NY, Electric System Revenue, 5.00%, 5/1/38	945	1,043,771
Ohio Water Development Authority, (FirstEnergy Nuclear Generation, LLC), 4.00% to 6/3/19 (Put Date), 12/1/33	3,200	3,423,264
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,410	1,559,855
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(1)	7,000	7,802,550
Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	2,895	3,458,367
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	5,505	6,200,557

		$32,534,329

Escrowed/Prerefunded — 4.9%
Foothill/Eastern Transportation Corridor Agency, CA, Escrowed to Maturity, 0.00%, 1/1/18	$10,000	$9,769,200
New York Dormitory Authority, (NYU Hospitals Center), Prerefunded to 7/1/17, 5.625%, 7/1/37	1,865	2,098,927
Savannah, GA, Economic Development Authority, Escrowed to Maturity, 0.00%, 12/1/21	6,000	5,328,480

		$17,196,607

General Obligations — 11.5%
Beaverton School District 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/32	$2,465	$2,952,380
California, 5.00%, 10/1/23	225	276,950
California, 5.00%, 10/1/24	1,550	1,928,541
California, 5.00%, 10/1/25	2,110	2,609,648
California, 5.00%, 10/1/26	1,300	1,598,259
California, 5.00%, 10/1/27	630	769,318

Security	Principal Amount (000’s omitted)	Value
California, 5.00%, 2/1/31	$1,405	$1,636,572
California, 5.25%, 10/1/29	560	669,872
California, 5.25%, 10/1/32	3,480	4,126,688
Foothill-De Anza Community College District, CA, 5.00%, 8/1/34	1,150	1,377,907
Foothill-De Anza Community College District, CA, 5.00%, 8/1/36	1,150	1,367,189
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/24	1,220	969,327
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(1)(2)	7,700	8,760,213
Tuscaloosa, AL, 5.00%, 1/1/35	2,000	2,288,840
University of Connecticut, 5.00%, 2/15/32	1,250	1,470,550
Washington, 5.25%, 2/1/36(1)	6,000	7,023,480

		$39,825,734

Health Care – Miscellaneous — 0.2%
Suffolk County, NY, Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	$85	$85,475
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(3)	83	84,320
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 1, 5.50%, 12/1/36(3)	294	294,146
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 5.50%, 12/1/36(3)	350	354,602

		$818,543

Hospital — 15.8%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$535	$606,797
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39	5,175	5,984,680
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,720	1,988,286
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,380	2,714,676
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	1,325	1,526,427
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/29	1,330	1,505,480
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,301,800
Henrico County, VA, Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/30	1,185	1,348,423
Idaho Health Facilities Authority, (Trinity Health Credit Group), 6.25%, 12/1/33	2,985	3,464,003
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	7,120	8,902,563
Kansas Development Finance Authority, (Adventist Health System), 5.75%, 11/15/38	5,230	6,019,259
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	2,110	2,512,525
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	785	937,455
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	3,380	3,732,297
Oklahoma Development Finance Authority, (St. John Health System), 5.00%, 2/15/34	2,035	2,274,133
Oneida County, NY, Industrial Development Agency, (St. Elizabeth Medical Center), 5.75%, 12/1/19	1,060	1,062,661
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	1,000	1,142,060
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(1)	5,000	5,829,650

		$54,853,175

Housing — 0.1%
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(4)	$285	$208,041

		$208,041

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 1.0%
Hardeman County Correctional Facilities Corp., TN, 7.75%, 8/1/17	$345	$344,973
Selma, AL, Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	2,670	3,023,134

		$3,368,107

Insured-Education — 0.6%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,750	$2,222,553

		$2,222,553

Insured-Electric Utilities — 2.3%
Long Island Power Authority, NY, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$5,415	$6,297,753
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	2,865	1,747,879

		$8,045,632

Insured-General Obligations — 1.0%
Chicago, IL, (AGM), 5.25%, 1/1/31	$1,900	$2,107,575
Chicago Park District, IL, (BAM), 5.00%, 1/1/29	475	551,275
Yuma and La Paz Counties, AZ, Community College District, (Arizona Western College), (NPFG), 3.75%, 7/1/31	985	996,692

		$3,655,542

Insured-Lease Revenue/Certificates of Participation — 1.2%
Anaheim, CA, Public Financing Authority, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$4,250,596

		$4,250,596

Insured-Other Revenue — 1.2%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$10,600	$4,203,430

		$4,203,430

Insured-Special Tax Revenue — 6.3%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$7,500	$7,193,625
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/27	6,000	7,567,980
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	2,565	3,318,751
McKay Landing Metropolitan District No. 2, CO, (AMBAC), 4.25%, 12/1/36	1,300	1,235,832
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	6,245	876,423
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	12,295	1,618,145

		$21,810,756

Insured-Transportation — 3.6%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	$1,000	$1,152,450
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,000	1,151,300
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	785	911,314
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	2,164,480
New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	1,040	1,208,074
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	6,845	5,902,444

		$12,490,062

Insured-Water and Sewer — 3.5%
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	$4,155	$4,575,777
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	4,825	5,250,662
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	655	736,927
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	565	632,755
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	280	313,578
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	565	629,370

		$12,139,069

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 7.2%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.00%, 7/15/30	$1,175	$1,370,367
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.25%, 7/15/40	1,320	1,559,145
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.375%, 7/15/43	720	850,939
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(5)	1,200	483,180
Mohegan Tribe of Indians Gaming Authority, CT, (Public Improvements), 6.25%, 1/1/21(3)	1,000	1,000,020
New York Liberty Development Corp., (3 World Trade Center), 5.00%, 11/15/44(3)	3,500	3,646,580
New York, NY, Transitional Finance Authority, (Building Aid), 6.00%, 7/15/38	7,250	8,367,370
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	450	438,539
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	3,485	4,039,045
Seminole Tribe, FL, 5.50%, 10/1/24(3)	1,150	1,249,728
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(3)	2,070	2,107,860

		$25,112,773

Senior Living/Life Care — 3.7%
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	$1,595	$1,658,912
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	2,255	2,336,361
Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	1,480	1,480,311
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	1,650	1,878,756
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	1,480	1,021,200
Palm Beach County, FL, Health Facilities Authority, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	570	648,905
Palm Beach County, FL, Health Facilities Authority, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	2,690	3,083,601
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	160	173,430
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.25%, 12/1/42	660	713,717

		$12,995,193

Special Tax Revenue — 3.9%
Baltimore, MD, (Clipper Mill), 6.25%, 9/1/33	$2,398	$2,426,392
Baltimore, MD, (Strathdale Manor), 7.00%, 7/1/33	744	746,730
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	1,117	1,120,139
Jurupa Public Financing Authority, CA, 5.00%, 9/1/31	1,200	1,382,100
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	2,340	1,766,560
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	1,130	1,122,305
Successor Agency to La Quinta Redevelopment Agency, CA, 5.00%, 9/1/30	4,125	4,837,222

		$13,401,448

Transportation — 20.2%
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	$415	$481,193
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,100	1,304,358
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,455	1,716,609
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	1,320	1,544,466
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	1,100	1,190,959
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	2,250	2,695,117
Metropolitan Transportation Authority, NY, 6.50%, 11/15/28	5,000	6,025,900
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/33	6,450	7,465,294
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	4,820	5,591,923
New Jersey Turnpike Authority, 5.00%, 1/1/30	3,060	3,507,005
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,235	1,399,206

Security	Principal Amount (000’s omitted)	Value
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	$11,500	$12,511,885
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/34	5,235	5,764,363
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,500	4,259,465
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	2,980	3,533,297
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(1)	10,000	11,346,900

		$70,337,940

Water and Sewer — 3.1%
Chicago, IL, Water Revenue, 5.00%, 11/1/33	$1,200	$1,366,284
East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/27	1,125	1,437,221
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(2)	6,855	7,850,552

		$10,654,057

Total Tax-Exempt Investments — 109.8% (identified cost $338,857,885)		$381,639,088

Other Assets, Less Liabilities — (9.8)%		$(34,112,878)

Net Assets — 100.0%		$347,526,210

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

At December 31, 2014, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	24.4%
New York	21.3%
Texas	10.5%
Others, representing less than 10% individually	53.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2014, 18.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 7.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $6,265,765.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2014, the aggregate value of these securities is $8,737,256 or 2.5% of the Fund’s net assets.

(4)	The issuer is in default on the payment of principal but continues to pay interest.

(5)	Security is in default and making only partial interest payments.

A summary of open financial instruments at December 31, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/15	245 U.S. 10-Year Treasury Note	Short	$(30,892,520)	$(31,065,234)	$(172,714)
3/15	182 U.S. Long Treasury Bond	Short	(25,593,582)	(26,310,375)	(716,793)

					$(889,507)

At December 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $889,507.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$298,303,618

Gross unrealized appreciation	$44,566,018
Gross unrealized depreciation	(1,915,548)

Net unrealized appreciation	$42,650,470

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$381,639,088	$—	$381,639,088
Total Investments	$—	$381,639,088	$—	$381,639,088

Liability Description
Futures Contracts	$(889,507)	$—	$—	$(889,507)
Total	$(889,507)	$—	$—	$(889,507)

The Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. At December 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this

Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 23, 2015